Average Annual Total Returns (Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF)	Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Based on Market Value Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares 11/1/2013 - 10/31/2014	FTSE Global Small Cap ex US Index Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.67%)	(5.35%)	(2.26%)	(4.96%)	(4.22%)
Five Years	6.30%	5.58%	4.88%	6.19%	6.49%
Since Inception	14.22%	13.44%	11.46%	14.20%	14.86%